Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin Municipal High Yield ETF
Shareholder Report [Line Items]
Fund Name	Franklin Municipal High Yield ETF
Class Name	Franklin Municipal High Yield ETF
Trading Symbol	FTMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Municipal High Yield ETF (previously known as Putnam Tax-Free High Yield Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Municipal High Yield ETF	$64	1.23%
[1],[2]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 543,227,642
Holdings Count | $ / shares	441
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$543,227,642
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	441
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.